Offerings	Dec. 11, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2027
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99918
Maximum Aggregate Offering Price	$ 749,385,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,730.85
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registrants’ Registration Statement on Form
S-3ASR
(File
No. 333-277002)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2029
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.99922
Maximum Aggregate Offering Price	$ 749,415,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,735.44
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registrants’ Registration Statement on Form
S-3ASR
(File
No. 333-277002)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2032
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	0.99934
Maximum Aggregate Offering Price	$ 499,670,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,499.48
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registrants’ Registration Statement on Form
S-3ASR
(File
No. 333-277002)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2035
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99627
Maximum Aggregate Offering Price	$ 1,494,405,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 228,793.41
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registrants’ Registration Statement on Form
S-3ASR
(File
No. 333-277002)
in accordance with Rules 456(b) and 457(r) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.550% Senior Notes due 2055
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99376
Maximum Aggregate Offering Price	$ 1,490,640,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 228,216.99
Offering Note
(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rules 456(b) and 457(r) of the Securities Act.

(2)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Registrants’ Registration Statement on Form
S-3ASR
(File
No. 333-277002)
in accordance with Rules 456(b) and 457(r) under the Securities Act.